UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-04760

DWS Advisor Funds

(Exact name of registrant as specified in charter)

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 03/31/06

Date of reporting period: 06/30/06

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of June 30, 2006 (Unaudited)

DWS Lifecycle Long Range Fund

	Shares	Value ($)

Common Stocks 54.4%
Consumer Discretionary 5.6%
Auto Components 0.1%
Goodyear Tire & Rubber Co.*	6,200	68,820
Johnson Controls, Inc.	6,800	559,096

		627,916
Automobiles 0.2%
Ford Motor Co.	65,100	451,143
General Motors Corp.	19,400	577,926
Harley-Davidson, Inc.	9,500	521,455

		1,550,524
Distributors 0.0%
Genuine Parts Co.	6,100	254,126
Diversified Consumer Services 0.1%
Apollo Group, Inc. “A”*	4,900	253,183
H&R Block, Inc.	10,700	255,302

		508,485
Hotels Restaurants & Leisure 0.8%
Carnival Corp.	15,200	634,448
Darden Restaurants, Inc.	4,600	181,240
Harrah’s Entertainment, Inc.	6,400	455,552
Hilton Hotels Corp.	11,600	328,048
International Game Technology	11,800	447,692
Marriott International, Inc. “A”	11,200	426,944
McDonald’s Corp.	43,700	1,468,320
Starbucks Corp.*	26,600	1,004,416
Starwood Hotels & Resorts Worldwide, Inc.	7,500	452,550
Wendy’s International, Inc.	4,000	233,160
YUM! Brands, Inc.	9,600	482,592

		6,114,962
Household Durables 0.4%
Black & Decker Corp.	2,700	228,042
Centex Corp.	4,300	216,290
D.R. Horton, Inc.	9,000	214,380
Fortune Brands, Inc.	5,100	362,151
Harman International Industries, Inc.	2,300	196,351
KB Home	2,400	110,040
Leggett & Platt, Inc.	6,400	159,872
Lennar Corp. “A”	4,500	199,665
Newell Rubbermaid, Inc.	9,600	247,968
Pulte Homes, Inc.	7,800	224,562
Snap-on, Inc.	2,100	84,882
The Stanley Works	2,500	118,050
Whirlpool Corp.	2,634	217,700

		2,579,953
Internet & Catalog Retail 0.1%
Amazon.com, Inc.*	10,800	417,744
Leisure Equipment & Products 0.1%

Brunswick Corp.	3,300	109,725
Eastman Kodak Co.	10,000	237,800
Hasbro, Inc.	7,300	132,203
Mattel, Inc.	13,600	224,536

		704,264
Media 1.9%
CBS Corp. “B”	26,850	726,293
Clear Channel Communications, Inc.	18,100	560,195
Comcast Corp. “A”*	75,000	2,455,500
Dow Jones & Co., Inc.	2,500	87,525
E.W. Scripps Co. “A”	2,600	112,164
Gannett Co., Inc.	8,600	480,998
Interpublic Group of Companies, Inc.*	15,000	125,250
McClatchy Co. “A”	807	32,379
McGraw-Hill Companies, Inc.	12,800	642,944
Meredith Corp.	1,400	69,356
New York Times Co. “A”	4,200	103,068
News Corp. “A”	83,900	1,609,202
Omnicom Group, Inc.	6,200	552,358
Time Warner, Inc.	148,900	2,575,970
Tribune Co.	8,900	288,627
Univision Communications, Inc. “A”*	7,800	261,300
Viacom, Inc. “B”*	26,350	944,384
Walt Disney Co.	77,300	2,319,000

		13,946,513
Multiline Retail 0.6%
Big Lots, Inc.*	4,900	83,692
Dillard’s, Inc. “A”	2,100	66,885
Dollar General Corp.	10,100	141,198
Family Dollar Stores, Inc.	5,400	131,922
Federated Department Stores, Inc.	19,000	695,400
J.C. Penney Co., Inc.	8,100	546,831
Kohl’s Corp.*	12,000	709,440
Nordstrom, Inc.	7,600	277,400
Sears Holdings Corp.*	3,517	544,572
Target Corp.	30,600	1,495,422

		4,692,762
Specialty Retail 1.1%
AutoNation, Inc.*	5,200	111,488
AutoZone, Inc.*	1,900	167,580
Bed Bath & Beyond, Inc.*	9,900	328,383
Best Buy Co., Inc.	14,200	778,728
Circuit City Stores, Inc.	5,400	146,988
Home Depot, Inc.	71,900	2,573,301
Limited Brands, Inc.	12,100	309,639
Lowe’s Companies, Inc.	27,200	1,650,224
Office Depot, Inc.*	10,300	391,400
OfficeMax, Inc.	2,500	101,875
RadioShack Corp.	4,300	60,200
Staples, Inc.	25,500	620,160
The Gap, Inc.	20,100	349,740
The Sherwin-Williams Co.	3,900	185,172
Tiffany & Co.	5,000	165,100
TJX Companies, Inc.	16,100	368,046

		8,308,024
Textiles, Apparel & Luxury Goods 0.2%
Coach, Inc.*	13,600	406,640
Jones Apparel Group, Inc.	4,000	127,160
Liz Claiborne, Inc.	4,200	155,652

NIKE, Inc. “B”	6,800	550,800
VF Corp.	2,700	183,384

		1,423,636
Consumer Staples 5.2%
Beverages 1.2%
Anheuser-Busch Companies, Inc.	26,300	1,199,017
Brown-Forman Corp. “B”	2,900	207,205
Coca-Cola Co.	71,000	3,054,420
Coca-Cola Enterprises, Inc.	10,600	215,922
Constellation Brands, Inc. “A”*	6,900	172,500
Molson Coors Brewing Co. “B”	1,700	115,396
Pepsi Bottling Group, Inc.	4,700	151,105
PepsiCo, Inc.	57,600	3,458,304

		8,573,869
Food & Staples Retailing 1.3%
Costco Wholesale Corp.	16,500	942,645
CVS Corp.	28,500	874,950
Kroger Co.	25,400	555,244
Safeway, Inc.	15,700	408,200
SUPERVALU, Inc.	6,548	201,018
Sysco Corp.	22,200	678,432
Wal-Mart Stores, Inc.	86,900	4,185,973
Walgreen Co.	35,400	1,587,336
Whole Foods Market, Inc.	5,000	323,200

		9,756,998
Food Products 0.6%
Archer-Daniels-Midland Co.	22,800	941,184
Campbell Soup Co.	6,500	241,215
ConAgra Foods, Inc.	18,200	402,402
Dean Foods Co.*	4,700	174,793
General Mills, Inc.	12,400	640,584
H.J. Heinz Co.	11,700	482,274
Kellogg Co.	8,200	397,126
McCormick & Co., Inc.	4,700	157,685
Sara Lee Corp.	26,600	426,132
The Hershey Co.	6,400	352,448
Tyson Foods, Inc. “A”	8,000	118,880
William Wrigley Jr. Co.	7,875	357,210

		4,691,933
Household Products 1.2%
Clorox Co.	5,200	317,044
Colgate-Palmolive Co.	17,900	1,072,210
Kimberly-Clark Corp.	16,000	987,200
Procter & Gamble Co.	114,337	6,357,137

		8,733,591
Personal Products 0.1%
Alberto-Culver Co.	2,700	131,544
Avon Products, Inc.	15,600	483,600
Estee Lauder Companies, Inc. “A”	4,200	162,414

		777,558
Tobacco 0.8%
Altria Group, Inc.	72,600	5,331,018
Reynolds American, Inc.	3,000	345,900
UST, Inc.	5,700	257,583

		5,934,501
Energy 5.5%

Energy Equipment & Services 1.1%
Baker Hughes, Inc.	11,900	974,015
BJ Services Co.	11,400	424,764
Halliburton Co.	17,700	1,313,517
Nabors Industries Ltd.*	11,100	375,069
National-Oilwell Varco, Inc.*	6,100	386,252
Noble Corp.	4,800	357,216
Rowan Companies, Inc.	3,800	135,242
Schlumberger Ltd.	41,100	2,676,021
Transocean, Inc.*	11,600	931,712
Weatherford International Ltd.*	12,100	600,402

		8,174,210
Oil, Gas & Consumable Fuels 4.4%
Anadarko Petroleum Corp.	16,000	763,040
Apache Corp.	11,500	784,875
Chesapeake Energy Corp.	13,100	396,275
Chevron Corp.	77,740	4,824,544
ConocoPhillips	57,311	3,755,590
CONSOL Energy, Inc.	3,405	159,082
Devon Energy Corp.	15,400	930,314
El Paso Corp.	23,400	351,000
EOG Resources, Inc.	8,400	582,456
ExxonMobil Corp.	210,400	12,908,040
Hess Corp.	8,100	428,085
Kerr-McGee Corp.	8,026	556,603
Kinder Morgan, Inc.	3,600	359,604
Marathon Oil Corp.	12,700	1,057,910
Murphy Oil Corp.	5,800	323,988
Occidental Petroleum Corp.	15,000	1,538,250
Sunoco, Inc.	4,600	318,734
Valero Energy Corp.	21,600	1,436,832
Williams Companies, Inc.	20,800	485,888
XTO Energy, Inc.	12,700	562,229

		32,523,339
Financials 11.7%
Capital Markets 1.9%
Ameriprise Financial, Inc.	8,760	391,309
Bank of New York Co., Inc.	27,600	888,720
Bear Stearns Companies, Inc.	4,100	574,328
Charles Schwab Corp.	36,800	588,064
E*TRADE Financial Corp.*	14,500	330,890
Federated Investors, Inc. “B”	3,000	94,500
Franklin Resources, Inc.	5,300	460,093
Janus Capital Group, Inc.	7,500	134,250
Legg Mason, Inc.	4,591	456,897
Lehman Brothers Holdings, Inc.	18,800	1,224,820
Mellon Financial Corp.	15,200	523,336
Merrill Lynch & Co., Inc.	31,900	2,218,964
Morgan Stanley	37,300	2,357,733
State Street Corp.	12,000	697,080
T. Rowe Price Group, Inc.	9,200	347,852
The Goldman Sachs Group, Inc.	15,200	2,286,536

		13,575,372
Commercial Banks 2.3%
AmSouth Bancorp.	12,100	320,045
BB&T Corp.	18,700	777,733
Comerica, Inc.	6,300	327,537
Commerce Bancorp, Inc.	6,400	228,288

Compass Bancshares, Inc.	4,300	239,080
Fifth Third Bancorp.	20,100	742,695
First Horizon National Corp.	5,300	213,060
Huntington Bancshares, Inc.	8,700	205,146
KeyCorp.	14,200	506,656
M&T Bank Corp.	2,800	330,176
Marshall & Ilsley Corp.	7,800	356,772
National City Corp.	19,100	691,229
North Fork Bancorp., Inc.	16,600	500,822
PNC Financial Services Group, Inc.	10,300	722,751
Regions Financial Corp.	16,000	529,920
SunTrust Banks, Inc.	12,900	983,754
Synovus Financial Corp.	11,500	307,970
US Bancorp.	62,900	1,942,352
Wachovia Corp.	56,400	3,050,112
Wells Fargo & Co.	58,600	3,930,888
Zions Bancorp.	3,600	280,584

		17,187,570
Consumer Finance 0.5%
American Express Co.	43,100	2,293,782
Capital One Financial Corp.	10,200	871,590
SLM Corp.	14,500	767,340

		3,932,712
Diversified Financial Services 3.0%
Bank of America Corp.	158,652	7,631,161
CIT Group, Inc.	7,000	366,030
Citigroup, Inc.	173,500	8,369,640
JPMorgan Chase & Co.	121,200	5,090,400
Moody’s Corp.	8,500	462,910

		21,920,141
Insurance 2.6%
ACE Ltd.	11,200	566,608
AFLAC, Inc.	17,800	825,030
Allstate Corp.	22,400	1,225,952
Ambac Financial Group, Inc.	3,700	300,070
American International Group, Inc.	90,200	5,326,310
Aon Corp.	11,300	393,466
Chubb Corp.	13,900	693,610
Cincinnati Financial Corp.	6,105	286,996
Genworth Financial, Inc. “A”	13,100	456,404
Hartford Financial Services Group, Inc.	10,300	871,380
Lincoln National Corp.	9,911	559,377
Loews Corp.	14,100	499,845
Marsh & McLennan Companies, Inc.	19,000	510,910
MBIA, Inc.	4,700	275,185
MetLife, Inc.	26,300	1,346,823
Principal Financial Group, Inc.	9,800	545,370
Progressive Corp.	27,300	701,883
Prudential Financial, Inc.	17,200	1,336,440
Safeco Corp.	4,300	242,305
The St. Paul Travelers Companies, Inc.	24,200	1,078,836
Torchmark Corp.	3,600	218,592
UnumProvident Corp.	10,500	190,365
XL Capital Ltd. “A”	6,100	373,930

		18,825,687
Real Estate Investment Trusts 0.5%
Apartment Investment & Management Co. “A” (REIT)	3,400	147,730
Archstone-Smith Trust (REIT)	7,400	376,438
Boston Properties, Inc. (REIT)	3,100	280,240

Equity Office Properties Trust (REIT)	13,000	474,630
Equity Residential (REIT)	10,100	451,773
Kimco Realty Corp. (REIT)	7,400	270,026
Plum Creek Timber Co., Inc. (REIT)	6,500	230,750
ProLogis (REIT)	8,500	443,020
Public Storage, Inc. (REIT)	2,900	220,110
Simon Property Group, Inc. (REIT)	6,300	522,522
Vornado Realty Trust (REIT)	4,100	399,955

		3,817,194
Thrifts & Mortgage Finance 0.9%
Countrywide Financial Corp.	21,100	803,488
Fannie Mae	33,900	1,630,590
Freddie Mac	24,000	1,368,240
Golden West Financial Corp.	8,900	660,380
MGIC Investment Corp.	3,000	195,000
Sovereign Bancorp, Inc.	13,125	266,569
Washington Mutual, Inc.	33,354	1,520,275

		6,444,542
Health Care 6.7%
Biotechnology 0.7%
Amgen, Inc.*	40,997	2,674,234
Biogen Idec, Inc.*	12,000	555,960
Genzyme Corp.*	9,000	549,450
Gilead Sciences, Inc.*	16,100	952,476
MedImmune, Inc.*	8,900	241,190

		4,973,310
Health Care Equipment & Supplies 0.9%
Bausch & Lomb, Inc.	2,000	98,080
Baxter International, Inc.	22,600	830,776
Becton, Dickinson & Co.	8,600	525,718
Biomet, Inc.	8,100	253,449
Boston Scientific Corp.*	42,826	721,190
C.R. Bard, Inc.	3,600	263,736
Hospira, Inc.*	5,600	240,464
Medtronic, Inc.	41,700	1,956,564
St. Jude Medical, Inc.*	12,800	414,976
Stryker Corp.	10,500	442,155
Zimmer Holdings, Inc.*	8,900	504,808

		6,251,916
Health Care Providers & Services 1.5%
Aetna, Inc.	19,800	790,614
AmerisourceBergen Corp.	7,300	306,016
Cardinal Health, Inc.	14,700	945,651
Caremark Rx, Inc.*	15,600	777,972
CIGNA Corp.	4,200	413,742
Coventry Health Care, Inc.*	5,600	307,664
Express Scripts, Inc.*	5,100	365,874
HCA, Inc.	14,200	612,730
Health Management Associates, Inc. “A”	7,500	147,825
Humana, Inc.*	5,700	306,090
Laboratory Corp. of America Holdings*	4,300	267,589
Manor Care, Inc.	2,800	131,376
McKesson Corp.	10,400	491,712
Medco Health Solutions, Inc.*	10,700	612,896
Patterson Companies, Inc.*	5,200	181,636
Quest Diagnostics, Inc.	5,700	341,544
Tenet Healthcare Corp.*	16,500	115,170
UnitedHealth Group, Inc.	47,100	2,109,138

WellPoint, Inc.*	22,162	1,612,729

		10,837,968
Health Care Technology 0.0%
IMS Health, Inc.	6,900	185,265
Life Sciences Tools & Services 0.1%
Applera Corp. - Applied Biosystems Group	6,400	207,040
Fisher Scientific International, Inc.*	4,264	311,485
Millipore Corp.*	1,800	113,382
PerkinElmer, Inc.	4,500	94,050
Thermo Electron Corp.*	5,600	202,944
Waters Corp.*	3,600	159,840

		1,088,741
Pharmaceuticals 3.5%
Abbott Laboratories	53,000	2,311,330
Allergan, Inc.	5,300	568,478
Barr Pharmaceuticals, Inc.*	3,700	176,453
Bristol-Myers Squibb Co.	68,100	1,761,066
Eli Lilly & Co.	39,300	2,172,111
Forest Laboratories, Inc.*	11,300	437,197
Johnson & Johnson	103,000	6,171,760
King Pharmaceuticals, Inc.*	8,500	144,500
Merck & Co., Inc.	76,000	2,768,680
Mylan Laboratories, Inc.	7,600	152,000
Pfizer, Inc.	255,100	5,987,197
Schering-Plough Corp.	51,400	978,142
Watson Pharmaceuticals, Inc.*	4,000	93,120
Wyeth	46,700	2,073,947

		25,795,981
Industrials 6.4%
Aerospace & Defense 1.3%
Boeing Co.	27,800	2,277,098
General Dynamics Corp.	13,900	909,894
Goodrich Corp.	4,300	173,247
Honeywell International, Inc.	28,900	1,164,670
L-3 Communications Holdings, Inc.	4,200	316,764
Lockheed Martin Corp.	12,000	860,880
Northrop Grumman Corp.	12,200	781,532
Raytheon Co.	15,500	690,835
Rockwell Collins, Inc.	6,300	351,981
United Technologies Corp.	35,500	2,251,410

		9,778,311
Air Freight & Logistics 0.6%
FedEx Corp.	10,600	1,238,716
United Parcel Service, Inc. “B”	38,000	3,128,540

		4,367,256
Airlines 0.1%
Southwest Airlines Co.	24,800	405,976
Building Products 0.1%
American Standard Companies, Inc.	6,300	272,601
Masco Corp.	15,200	450,528

		723,129
Commercial Services & Supplies 0.4%
Allied Waste Industries, Inc.*	8,400	95,424
Avery Dennison Corp.	3,900	226,434
Cendant Corp.	35,000	570,150
Cintas Corp.	4,800	190,848
Equifax, Inc.	4,500	154,530

Monster Worldwide, Inc.*	4,400	187,704
Pitney Bowes, Inc.	7,900	326,270
R.R. Donnelley & Sons Co.	7,600	242,820
Robert Half International, Inc.	6,000	252,000
Waste Management, Inc.	19,300	692,484

		2,938,664
Construction & Engineering 0.0%
Fluor Corp.	2,900	269,497
Electrical Equipment 0.3%
American Power Conversion Corp.	6,700	130,583
Cooper Industries Ltd. “A”	3,000	278,760
Emerson Electric Co.	14,700	1,232,007
Rockwell Automation, Inc.	5,900	424,859

		2,066,209
Industrial Conglomerates 2.2%
3M Co.	26,200	2,116,174
General Electric Co.	363,200	11,971,072
Textron, Inc.	4,600	424,028
Tyco International Ltd.	69,400	1,908,500

		16,419,774
Machinery 0.9%
Caterpillar, Inc.	23,300	1,735,384
Cummins, Inc.	1,600	195,600
Danaher Corp.	8,300	533,856
Deere & Co.	8,000	667,920
Dover Corp.	7,100	350,953
Eaton Corp.	5,200	392,080
Illinois Tool Works, Inc.	14,400	684,000
Ingersoll-Rand Co., Ltd. “A”	11,400	487,692
ITT Industries, Inc.	6,400	316,800
Navistar International Corp.*	2,300	56,603
PACCAR, Inc.	5,900	486,042
Pall Corp.	4,300	120,400
Parker Hannifin Corp.	4,200	325,920

		6,353,250
Road & Rail 0.5%
Burlington Northern Santa Fe Corp.	13,000	1,030,250
CSX Corp.	7,600	535,344
Norfolk Southern Corp.	14,400	766,368
Ryder System, Inc.	2,100	122,703
Union Pacific Corp.	9,200	855,232

		3,309,897
Trading Companies & Distributors 0.0%
W.W. Grainger, Inc.	2,300	173,029
Information Technology 8.1%
Communications Equipment 1.5%
ADC Telecommunications, Inc.*	4,114	69,362
Andrew Corp.*	5,600	49,616
Avaya, Inc.*	14,500	165,590
Ciena Corp.*	20,400	98,124
Cisco Systems, Inc.*	213,800	4,175,514
Comverse Technologies, Inc.*	7,000	138,390
Corning, Inc.*	53,800	1,301,422
JDS Uniphase Corp.*	58,700	148,511
Juniper Networks, Inc.*	19,700	315,003
Lucent Technologies, Inc.*	156,200	378,004
Motorola, Inc.	86,900	1,751,035

QUALCOMM, Inc.	57,600	2,308,032
Tellabs, Inc.*	15,600	207,636

		11,106,239
Computers & Peripherals 1.8%
Apple Computer, Inc.*	29,600	1,690,752
Dell, Inc.*	79,000	1,928,390
EMC Corp.*	82,600	906,122
Gateway, Inc.*	9,300	17,670
Hewlett-Packard Co.	97,000	3,072,960
International Business Machines Corp.	54,500	4,186,690
Lexmark International, Inc. “A”*	3,800	212,154
NCR Corp.*	6,300	230,832
Network Appliance, Inc.*	13,200	465,960
QLogic Corp.*	5,600	96,544
SanDisk Corp.*	6,800	346,664
Sun Microsystems, Inc.*	121,000	502,150

		13,656,888
Electronic Equipment & Instruments 0.2%
Agilent Technologies, Inc.*	15,000	473,400
Jabil Circuit, Inc.	6,100	156,160
Molex, Inc.	5,500	184,635
Sanmina-SCI Corp.*	18,600	85,560
Solectron Corp.*	32,100	109,782
Symbol Technologies, Inc.	9,500	102,505
Tektronix, Inc.	2,800	82,376

		1,194,418
Internet Software & Services 0.8%
eBay, Inc.*	40,100	1,174,529
Google, Inc. “A”*	7,165	3,004,499
VeriSign, Inc.*	9,000	208,530
Yahoo!, Inc.*	43,900	1,448,700

		5,836,258
IT Services 0.5%
Affiliated Computer Services, Inc. “A”*	4,100	211,601
Automatic Data Processing, Inc.	20,100	911,535
Computer Sciences Corp.*	6,500	314,860
Convergys Corp.*	4,800	93,600
Electronic Data Systems Corp.	18,000	433,080
First Data Corp.	26,700	1,202,568
Fiserv, Inc.*	6,500	294,840
Paychex, Inc.	11,700	456,066
Sabre Holdings Corp.	4,700	103,400
Unisys Corp.*	11,900	74,732

		4,096,282
Office Electronics 0.1%
Xerox Corp.*	32,400	450,684
Semiconductors & Semiconductor Equipment 1.5%
Advanced Micro Devices, Inc.*	16,700	407,814
Altera Corp.*	12,900	226,395
Analog Devices, Inc.	12,800	411,392
Applied Materials, Inc.	55,400	901,912
Broadcom Corp. “A”*	15,250	458,262
Freescale Semiconductor, Inc. “B”*	14,312	420,773
Intel Corp.	203,500	3,856,325
KLA-Tencor Corp.	6,900	286,833
Linear Technology Corp.	10,000	334,900
LSI Logic Corp.*	13,600	121,720
Maxim Integrated Products, Inc.	10,600	340,366

Micron Technology, Inc.*	23,400	352,404
National Semiconductor Corp.	11,800	281,430
Novellus Systems, Inc.*	4,600	113,620
NVIDIA Corp.*	12,000	255,480
PMC-Sierra, Inc.*	8,500	79,900
Teradyne, Inc.*	6,900	96,117
Texas Instruments, Inc.	55,600	1,684,124
Xilinx, Inc.	12,600	285,390

		10,915,157
Software 1.7%
Adobe Systems, Inc.*	20,900	634,524
Autodesk, Inc.*	8,000	275,680
BMC Software, Inc.*	7,400	176,860
CA, Inc.	15,200	312,360
Citrix Systems, Inc.*	6,200	248,868
Compuware Corp.*	13,300	89,110
Electronic Arts, Inc.*	10,600	456,224
Intuit, Inc.*	6,200	374,418
Microsoft Corp.	305,000	7,106,500
Novell, Inc.*	13,500	89,505
Oracle Corp.*	135,400	1,961,946
Parametric Technology Corp.*	3,820	48,552
Symantec Corp.*	36,460	566,589

		12,341,136
Materials 1.6%
Chemicals 0.8%
Air Products & Chemicals, Inc.	7,800	498,576
Ashland, Inc.	2,500	166,750
Dow Chemical Co.	33,200	1,295,796
E.I. du Pont de Nemours & Co.	32,200	1,339,520
Eastman Chemical Co.	3,000	162,000
Ecolab, Inc.	6,400	259,712
Hercules, Inc.*	4,000	61,040
International Flavors & Fragrances, Inc.	2,800	98,672
Monsanto Co.	9,400	791,386
PPG Industries, Inc.	5,300	349,800
Praxair, Inc.	11,200	604,800
Rohm & Haas Co.	5,100	255,612
Sigma-Aldrich Corp.	2,300	167,072

		6,050,736
Construction Materials 0.0%
Vulcan Materials Co.	3,700	288,600
Containers & Packaging 0.1%
Ball Corp.	3,600	133,344
Bemis Co., Inc.	3,600	110,232
Pactiv Corp.*	5,000	123,750
Sealed Air Corp.	2,800	145,824
Temple-Inland, Inc.	3,400	145,758

		658,908
Metals & Mining 0.5%
Alcoa, Inc.	30,800	996,688
Allegheny Technologies, Inc.	2,900	200,796
Freeport-McMoRan Copper & Gold, Inc. “B”	6,200	343,542
Newmont Mining Corp.	15,600	825,708
Nucor Corp.	10,800	585,900
Phelps Dodge Corp.	7,000	575,120
United States Steel Corp.	3,600	252,432

		3,780,186

Paper & Forest Products 0.2%
International Paper Co.	17,200	555,560
Louisiana-Pacific Corp.	3,700	81,030
MeadWestvaco Corp.	6,300	175,959
Weyerhaeuser Co.	8,500	529,125

		1,341,674
Telecommunication Services 1.8%
Diversified Telecommunication Services 1.4%
AT&T, Inc.	134,904	3,762,473
BellSouth Corp.	61,900	2,240,780
CenturyTel, Inc.	4,000	148,600
Citizens Communications Co.	11,400	148,770
Embarq Corp.*	5,187	212,625
Qwest Communications International, Inc.*	53,900	436,051
Verizon Communications, Inc.	101,800	3,409,282

		10,358,581
Wireless Telecommunication Services 0.4%
ALLTEL Corp.	13,500	861,705
Sprint Nextel Corp.	103,175	2,062,468

		2,924,173
Utilities 1.8%
Electric Utilities 0.8%
Allegheny Energy, Inc.*	6,000	222,420
American Electric Power Co., Inc.	13,800	472,650
Edison International	11,400	444,600
Entergy Corp.	7,200	509,400
Exelon Corp.	23,200	1,318,456
FirstEnergy Corp.	11,500	623,415
FPL Group, Inc.	14,100	583,458
Pinnacle West Capital Corp.	3,500	139,685
PPL Corp.	13,300	429,590
Progress Energy, Inc.	8,800	377,256
Southern Co.	25,900	830,095

		5,951,025
Gas Utilities 0.0%
Nicor, Inc.	1,600	66,400
Peoples Energy Corp.	1,400	50,274

		116,674
Independent Power Producers & Energy Traders 0.2%
AES Corp.*	22,900	422,505
Constellation Energy Group	6,200	338,024
Dynegy, Inc. “A”*	10,500	57,435
TXU Corp.	16,100	962,619

		1,780,583
Multi-Utilities 0.8%
Ameren Corp.	7,100	358,550
CenterPoint Energy, Inc.	10,900	136,250
CMS Energy Corp.*	7,700	99,638
Consolidated Edison, Inc.	8,600	382,184
Dominion Resources, Inc.	12,100	904,959
DTE Energy Co.	6,200	252,588
Duke Energy Corp.	43,132	1,266,787
KeySpan Corp.	6,100	246,440
NiSource, Inc.	9,500	207,480
PG&E Corp.	12,000	471,360
Public Service Enterprise Group, Inc.	8,700	575,244

Sempra Energy	9,000	409,320
TECO Energy, Inc.	7,300	109,062
Xcel Energy, Inc.	14,200	272,356

		5,692,218

Total Common Stocks (Cost $354,689,371)		400,476,719
	Principal Amount ($)	Value ($)

Corporate Bonds 5.4%
Consumer Discretionary 1.1%
Auburn Hills Trust, 12.375%, 5/1/2020	133,000	187,729
Comcast Cable Communications Holdings, Inc., 9.455%, 11/15/2022	87,000	108,097
Comcast MO of Delaware, Inc., 9.0%, 9/1/2008	195,000	207,267
DaimlerChrysler NA Holding Corp.:
4.75%, 1/15/2008	792,000	779,050
Series E, 5.679% **, 10/31/2008	699,000	702,102
Harrah’s Operating Co., Inc.:
5.625%, 6/1/2015	1,133,000	1,047,939
5.75%, 10/1/2017	298,000	271,473
TCI Communications, Inc., 8.75%, 8/1/2015	1,529,000	1,746,988
Time Warner, Inc.:
7.57%, 2/1/2024	975,000	1,035,817
7.625%, 4/15/2031	465,000	500,677
7.7%, 5/1/2032	189,000	205,415
Viacom, Inc.:
144A, 5.75%, 4/30/2011	678,000	665,944
144A, 6.875%, 4/30/2036	593,000	572,281

		8,030,779
Energy 0.4%
Chesapeake Energy Corp.:
6.375%, 6/15/2015	285,000	264,337
7.625%, 7/15/2013	100,000	100,625
Constellation Energy Group, 7.6%, 4/1/2032	515,000	561,408
Dominion Resources, Inc., 7.5%, 6/30/2066 (a)	1,305,000	1,296,942
Enterprise Products Operating LP:
Series B, 5.0%, 3/1/2015 (a)	457,000	412,696
7.5%, 2/1/2011	535,000	561,409

		3,197,417
Financials 2.2%
Agfirst Farm Credit Bank, 8.393%, 12/15/2016	2,810,000	3,026,558
American General Finance Corp.:
Series H, 4.0%, 3/15/2011	860,000	794,289
Series H, 4.625%, 9/1/2010	1,305,000	1,249,625
American International Group, Inc., 144A, 6.25%, 5/1/2036	1,320,000	1,265,128
Ameriprise Financial, Inc., 7.518%, 6/1/2066	370,000	372,240
ASIF Global Finance XVIII, 144A, 3.85%, 11/26/2007	1,272,000	1,241,905
Erac USA Finance Co., 144A, 8.0%, 1/15/2011	1,180,000	1,274,887
ERP Operating LP, 6.95%, 3/2/2011	94,000	98,020
Farmers Exchange Capital, 144A, 7.2%, 7/15/2048	760,000	708,159
Oil Insurance Ltd., 144A, 7.558%, 12/29/2049	2,055,000	2,045,732
OneAmerica Financial Partners, 144A, 7.0%, 10/15/2033	682,000	668,093
Reinsurance Group of America, Inc., 6.75%, 12/15/2065	665,000	612,285
Residential Capital Corp., 6.5%, 4/17/2013	615,000	603,528
Sovereign Capital Trust VI, 7.908%, 6/13/2036	600,000	615,966
The Goldman Sachs Group, Inc., 4.75%, 7/15/2013	322,000	299,582
United Dominion Realty Trust, Inc., Series E, (REIT), 3.9%, 3/15/2010	305,000	285,799
Verizon Global Funding Corp., 7.75%, 12/1/2030	863,000	930,787

		16,092,583

Health Care 0.2%
Lincoln National Corp., 7.0%, 5/17/2066 (a)	1,085,000	1,076,585
Industrials 0.3%
D.R. Horton, Inc., 5.375%, 6/15/2012 (a)	1,104,000	1,031,652
K. Hovnanian Enterprises, Inc.:
6.25%, 1/15/2015	346,000	303,182
8.625%, 1/15/2017 (a)	249,000	247,132
Pulte Homes, Inc., 7.875%, 8/1/2011	726,000	761,966
Standard Pacific Corp., 6.5%, 8/15/2010	200,000	187,500

		2,531,432
Materials 0.1%
Newmont Mining Corp., 5.875%, 4/1/2035	421,000	376,785
Telecommunication Services 0.3%
AT&T, Inc., 6.8%, 5/15/2036 (a)	610,000	604,617
Embarq Corp.:
7.082%, 6/1/2016	1,134,000	1,127,771
7.995%, 6/1/2036	614,000	617,133
Verizon New England, Inc., 6.5%, 9/15/2011	188,000	188,059

		2,537,580
Utilities 0.8%
Entergy Louisiana LLC, 6.3%, 9/1/2035	250,000	229,867
Nevada Power Co., 144A, 6.65%, 4/1/2036	1,100,000	1,039,009
Old Dominion Electric Cooperative, Series A, 6.25%, 6/1/2011	1,557,000	1,592,411
Pedernales Electric Cooperative, Series 2002-A, 144A, 6.202%, 11/15/2032	1,730,000	1,730,242
TXU Energy Co., 7.0%, 3/15/2013	515,000	525,680
Westar Energy, Inc., 5.95%, 1/1/2035	990,000	890,475

		6,007,684

Total Corporate Bonds (Cost $41,033,929)		39,850,845
Foreign Bonds - US$ Denominated 1.3%
Energy 0.4%
SPI Electricity Property Ltd., 144A, 7.25%, 12/1/2016	2,875,000	3,140,811
Financials 0.2%
Mizuho Financial Group, (Cayman), 8.375%, 4/27/2049	900,000	943,380
Royal Bank of Scotland Group PLC, Series 1, 9.118%, 3/31/2049	570,000	625,974

		1,569,354
Industrials 0.3%
Tyco International Group SA, 6.75%, 2/15/2011	1,784,000	1,840,642
Materials 0.2%
Celulosa Arauco y Constitucion SA, 5.625%, 4/20/2015	1,042,000	970,407
Sappi Papier Holding AG, 144A, 6.75%, 6/15/2012	499,000	466,818

		1,437,225
Telecommunication Services 0.2%
Telecom Italia Capital:
4.95%, 9/30/2014	385,000	344,674
5.25%, 11/15/2013	1,115,000	1,030,781

		1,375,455

Total Foreign Bonds - US$ Denominated (Cost $9,198,239)		9,363,487
Asset Backed 1.2%
Automobile Receivables 0.1%
MMCA Automobile Trust:
“A4”, Series 2002-2, 4.3%, 3/15/2010	135,488	135,369
“B”, Series 2002-1, 5.37%, 1/15/2010	169,876	169,286

		304,655
Home Equity Loans 1.1%
Advanta Mortgage Loan Trust, “A6”, Series 2000-2, 7.72%, 3/25/2015	1,054,218	1,060,340
Aegis Asset Backed Securities Trust, “N1”, Series 2005-5N, 144A, 4.5%, 12/25/2023	639,375	631,948
Bayview Financial Acquisition Trust, “1A1”, Series 2006-A, 5.614%, 2/28/2041	905,397	899,483
Centex Home Equity, “AF6”, Series 2004-D, 4.67%, 9/25/2034	1,260,000	1,206,976
Countrywide Asset-Backed Certificates, “1AF6”, Series 2006-11, 6.15%, 7/25/2046	1,295,000	1,289,710
First Franklin Mortgage Loan NIM:
“N1”, Series 2004-FFH4, 144A, 4.212%, 1/21/2035	21,870	21,852
“A”, Series 2005-FFH2, 144A, 4.75%, 4/27/2035	279,044	277,491
Meritage Asset Holdings NIM, “N1”, Series 2005-1, 144A, 4.581%, 5/25/2035	412,423	408,112
Merrill Lynch Mortgage Investors, Inc., “N1”, Series 2005-NC1N, 144A, 5.0%, 10/25/2035	297,979	296,614
Novastar NIM Trust, “NOTE”, Series 2005-N1, 144A, 4.777%, 10/26/2035	281,347	279,987
Renaissance Home Equity Loan Trust, “AF2”, Series 2005-3, 4.723%, 11/25/2035	1,925,000	1,895,723

		8,268,236

Total Asset Backed (Cost $8,711,220)		8,572,891
US Government Agency Sponsored Pass-Throughs 3.3%
Federal Home Loan Mortgage Corp.:
4.5%, 8/1/2018	2,043,310	1,935,812
5.5%, 10/1/2023	1,160,276	1,129,687
6.0%, with various maturities from 12/1/2025 until 10/1/2033	1,827,576	1,812,339
6.5%, 1/1/2035	1,033,680	1,043,397
Federal National Mortgage Association:
4.5%, with various maturities from 12/1/2018 until 10/1/2033	3,394,867	3,142,992
5.5%, with various maturities from 11/1/2024 until 9/1/2033	5,504,002	5,337,029
6.0%, with various maturities from 1/1/2024 until 4/1/2024	2,335,521	2,324,220
6.5%, with various maturities from 5/1/2023 until 6/1/2036	6,590,169	6,636,655
7.13%, 1/1/2012	1,099,954	1,097,031
9.0%, 11/1/2030	67,892	73,979

Total US Government Agency Sponsored Pass-Throughs (Cost $25,175,161)		24,533,141
Commercial and Non-Agency Mortgage-Backed Securities 10.5%
Adjustable Rate Mortgage Trust, “1A4”, Series 2006-2, 5.781%, 5/25/2036	1,345,000	1,326,844
Banc of America Commercial Mortgage, Inc., “A4”, Series 2005-5, 5.115%, 10/10/2045	2,060,000	1,947,598
Banc of America Mortgage Securities, “1A11”, Series 2003-2, 5.5%, 4/25/2033	1,265,000	1,249,765
Bear Stearns Adjustable Rate Mortgage Trust:
“2A3”, Series 2005-4, 4.45%**, 8/25/2035	980,000	937,215
“A1”, Series 2006-1, 4.625%**, 2/25/2036	3,279,536	3,173,083
Chase Mortgage Finance Corp., “3A1”, Series 2005-A1, 5.277% **, 12/25/2035	1,271,503	1,243,188
Citicorp Mortgage Securities, Inc.:
“1A1”, Series 2003-5, 5.5%, 4/25/2033	737,658	733,044
“1A1”, Series 2004-8, 5.5%, 10/25/2034	1,090,740	1,077,094
Citigroup Mortgage Loan Trust, Inc.:
“1A2”, Series 2006-AR2, 5.565% **, 3/25/2036	2,582,282	2,555,146
“1CB2”, Series 2004-NCM2, 6.75%, 8/25/2034	1,437,214	1,444,400
Countrywide Alternative Loan Trust:
“A2”, Series 2003-21T1, 5.25%, 12/25/2033	1,149,283	1,133,276
“2A1”, Series 2005-J6, 5.5%, 7/25/2025	1,681,992	1,647,794
“A6”, Series 2004-14T2, 5.5%, 8/25/2034	1,125,081	1,111,741
“1A1”, Series 2004-J1, 6.0%, 2/25/2034	301,460	298,794
“A1”, Series 2004-35T2, 6.0%, 2/25/2035	812,207	808,930
Countrywide Home Loans:
“2A2C”, Series 2006-HYB1, 5.302% **, 3/20/2036	1,315,000	1,278,228
“2A1”, Series 2006-HYB1, 5.422% **, 3/20/2036	1,228,402	1,212,614
GE Capital Commercial Mortgage Corp., “AAB”, Series 2005-C3, 4.94%, 7/10/2045	1,360,000	1,287,378
GMAC Mortgage Corp. Loan Trust:
“A2”, Series 2004-J1, 5.25%, 4/25/2034	940,678	929,045
“A1”, Series 2006-J1, 5.75%, 4/25/2036	1,960,331	1,940,112
Greenwich Capital Commercial Funding Corp., “AAB”, Series 2006-GG7, 6.11%, 9/10/2015	1,285,000	1,289,302
GS Mortgage Securities Corp. II, “A4”, Series 2005-GG4, 4.761%, 7/10/2039	2,115,000	1,953,073

JPMorgan Mortgage Trust:
“7A1”, Series 2006-A3, 4.584%, 4/25/2035	1,980,558	1,920,884
“2A4”, Series 2006-A2, 5.77% **, 4/25/2036	2,000,000	1,951,160
LB-UBS Commercial Mortgage Trust:
“A2”, Series 2005-C2, 4.821%, 4/15/2030	1,345,000	1,305,213
“A4”, Series 2005-C5, 4.954%, 9/15/2030	2,080,000	1,947,831
“A4”, Series 2005-C7, 5.197%, 11/15/2030	2,110,000	2,011,389
Lehman Mortgage Trust:
“3A3”, Series 2006-1, 5.5%, 2/25/2036	1,315,000	1,295,914
“1A10”, Series 2006-3, 6.0%, 7/25/2036	1,290,000	1,283,348
Master Adjustable Rate Mortgages Trust:
“B1”, Series 2004-13, 3.813% **, 12/21/2034	1,392,117	1,314,615
“5A1”, Series 2004-6, 4.726% **, 7/25/2034	1,044,873	1,021,266
Master Alternative Loans Trust, “8A1”, Series 2004-3, 7.0%, 4/25/2034	139,589	139,231
Master Asset Securitization Trust:
“2A7”, Series 2003-9, 5.5%, 10/25/2033	1,156,464	1,100,448
“8A1”, Series 2003-6, 5.5%, 7/25/2033	684,904	653,014
Merrill Lynch Mortgage Investors Trust, “A2”, Series 2005-A5, 4.566%, 6/25/2035	175,000	166,359
Morgan Stanley Capital I, “C”, Series 1997-ALIC, 6.84%, 1/15/2028	33,723	33,660
Mortgage Capital Funding, Inc.:
“A2”, Series 1998-MC3, 6.337%, 11/18/2031	1,116,885	1,125,195
“E”, Series 1997-MC2, 7.214%, 11/20/2027	1,925,000	1,955,465
Residential Accredit Loans, Inc.:
“A3”, Series 2004-QS11, 5.5%, 8/25/2034	855,571	842,847
“CB”, Series 2004-QS2, 5.75%, 2/25/2034	880,475	853,236
“CB1”, Series 2002-QS17, 6.0%, 11/25/2032	1,116,522	1,102,915
Structured Adjustable Rate Mortgage Loan:
“6A3”, Series 2005-21, 5.4%, 11/25/2035	1,190,000	1,147,979
“5A1”, Series 2005-18, 5.572% **, 9/25/2035	1,184,183	1,166,871
“2A1”, Series 2006-1, 5.664% **, 2/25/2036	704,870	695,568
“2A2”, Series 2006-5, 6.0%, 6/25/2036	2,001,000	1,980,365
Structured Asset Securities Corp., “4A1”, Series 2005-6, 5.0%, 5/25/2035	422,152	392,865
Washington Mutual:
“A6”, Series 2004-AR5, 3.847% **, 6/25/2034	1,475,000	1,401,513
“1A3”, Series 2005-AR14, 5.078% **, 12/25/2035	1,325,000	1,296,834
“1A3”, Series 2005-AR16, 5.117% **, 12/25/2035	1,305,000	1,259,147
Washington Mutual Mortgage Pass-Through Certificates, “2CB1”, Series 2006-1, 7.0%, 2/25/2036	621,530	627,159
Wells Fargo Mortgage Backed Securities Trust:
“A6”, Series 2004-N, 4.0%, 8/25/2034	2,060,000	1,961,285
“4A2”, Series 2005-AR16, 4.993% **, 10/25/2035	2,080,000	2,011,879
“4A4”, Series 2005-AR16, 4.993% **, 10/25/2035	970,361	960,738
“2A5”, Series 2006-AR2, 5.093% **, 3/25/2036	4,509,775	4,420,333
“3A2”, Series 2006-AR8, 5.238%, 4/25/2036	2,070,000	1,954,680
“A1”, Series 2006-3, 5.5%, 3/25/2036	1,998,568	1,962,787
“1A3”, Series 2006-6, 5.75%, 5/25/2036	1,411,567	1,395,341

Total Commercial and Non-Agency Mortgage-Backed Securities (Cost $78,724,819)		77,236,998
Collateralized Mortgage Obligations 4.0%
Fannie Mae Whole Loan:
“A2”, Series 2004-W4, 5.0%, 6/25/2034	1,875,000	1,849,216
“A23”, Series 2004-W10, 5.0%, 8/25/2034	2,055,000	2,037,756
Federal Home Loan Mortgage Corp.:
“HG”, Series 2543, 4.75%, 9/15/2028	583,574	574,824
“BG”, Series 2640, 5.0%, 2/15/2032	2,330,000	2,182,136
“BG”, Series 2869, 5.0%, 7/15/2033	315,000	294,045
“DG”, Series 2662, 5.0%, 10/15/2022	915,000	856,479
“KD”, Series 2915, 5.0%, 9/15/2033	1,460,000	1,358,672
“NE”, Series 2802, 5.0%, 2/15/2033	880,000	821,165
“NE”, Series 2921, 5.0%, 9/15/2033	2,080,000	1,926,348
“PD”, Series 2783, 5.0%, 1/15/2033	1,385,000	1,297,473
“PE”, Series 2864, 5.0%, 6/15/2033	2,080,000	1,942,473

“QD”, Series 3113, 5.0%, 6/15/2034	1,390,000	1,283,908
“PE”, Series 2378, 5.5%, 11/15/2016	1,495,000	1,486,299
“PE”, Series 2512, 5.5%, 2/15/2022	1,725,000	1,717,286
“YA”, Series 2841, 5.5%, 7/15/2027	1,716,124	1,702,773
“GE”, Series 2809, 6.0%, 5/15/2030	1,345,000	1,338,653
Federal National Mortgage Association:
“YD”, Series 2005-94, 4.5%, 8/25/2033	1,445,000	1,296,441
“HE”, Series 2005-22, 5.0%, 10/25/2033	1,290,000	1,197,169
“PE”, Series 2005-44, 5.0%, 7/25/2033	595,000	551,809
“VD”, Series 2002-56, 6.0%, 4/25/2020	17,460	17,428
“A2”, Series 1998-M1, 6.25%, 1/25/2008	743,287	744,650
Government National Mortgage Association:
“GD”, Series 2004-26, 5.0%, 11/16/2032	1,304,000	1,208,942
“QE”, Series 2004-11, 5.0%, 12/16/2032	1,955,000	1,804,795

Total Collateralized Mortgage Obligations (Cost $30,666,532)		29,490,740
Municipal Bonds and Notes 2.4%
California, Urban Industrial Development Agency, Tax Allocation Civic Recreation, Series 1A, 4.5%, 5/1/2010 (b)	2,550,000	2,443,155
Delaware River, DE, Port Authority, Port District Project, Series A, 7.27%, 1/1/2007 (b)	930,000	937,477
Hudson County, NJ, Improvement Authority Lease Revenue, Weehawken Pershing Road, 5.72%, 3/1/2034 (b)	880,000	834,029
Illinois, State General Obligation, 4.95%, 6/1/2023	1,670,000	1,512,519
Lansing, MI, Water & Sewer Revenue, Board Water & Light Supply Steam, Series B, 7.3%, 7/1/2006 (b)	3,155,000	3,155,158
Mount Laurel Township, NJ, Municipal Utilities Authority System Revenue, Series B, 3.9%, 7/1/2010 (b)	950,000	892,145
San Diego, CA, Redevelopment Agency, Taxable Housing Allocation, 5.81%, 9/1/2019 (b)	2,300,000	2,253,218
Suffolk, VA, Multi-Family Housing Revenue, Redevelopment & Housing Authority, Windsor at Potomac, Series T, 6.6% , 7/1/2015	1,905,000	1,962,874
Washington, State Economic Development Finance Authority Revenue, CSC Tacoma LLC Project:
Series A, 2.5%, 10/1/2007 (b)	3,130,000	3,016,037
Series A, 3.8%, 10/1/2011 (b)	1,105,000	1,018,235

Total Municipal Bonds and Notes (Cost $18,570,352)		18,024,847
US Treasury Obligations 7.0%
US Treasury Bills:
4.58% ***, 7/20/2006 (c)	8,600,000	8,579,212
4.6% ***, 7/20/2006 (c)	445,000	443,924
4.63% ***, 7/20/2006 (c)	220,000	219,462
4.64% ***, 7/20/2006 (c)	15,000	14,963
4.658% ***, 9/21/2006 (c)	190,000	187,980
US Treasury Bonds:
6.0%, 2/15/2026 (a)	6,934,000	7,510,930
7.25%, 5/15/2016	110,000	127,368
US Treasury Notes:
2.875%, 11/30/2006	597,000	591,216
4.0%, 11/15/2012 (a)	10,197,000	9,584,385
4.25%, 11/15/2013 (a)	9,404,000	8,899,269
4.5%, 2/28/2011 (a)	13,184,000	12,855,428
4.875%, 2/15/2012 (a)	2,378,000	2,351,989

Total US Treasury Obligations (Cost $51,594,495)		51,366,126
	Shares	Value ($)
Preferred Stocks 0.8%
Arch Capital Group Ltd., 8.0%	5,809	146,133
BAC Capital Trust XI, 6.625%	540,000	533,440
Dresdner Funding Trust I, 144A, 8.151%	560,000	624,220
Farm Credit Bank of Texas, Series 1, 7.561%	116,000	121,150
MUFG Capital Finance 1 Ltd. 6.346%	2,670,000	2,575,455

Wachovia Capital Trust III, 5.8%	1,610,000	1,562,347

Total Preferred Stocks (Cost $5,706,627)		5,562,745
Securities Lending Collateral 5.8%
Daily Assets Fund Institutional, 5.1% (d) (e) (Cost $42,311,323)	42,311,323	42,311,323
Cash Equivalents 8.4%
Cash Management QP Trust, 5.07% (f) (Cost $61,811,878)	61,811,878	61,811,878
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $ 728,193,946)	104.5	768,601,740
Other Assets and Liabilities, Net	(4.5)	(33,058,513)

Net Assets	100.0	735,543,227

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

*		Non-income producing security.
**

Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of June 30, 2006.

***		Annualized yield at time of purchase; not a coupon rate.
(a)		All or a portion of these securities were on loan. The value of all securities loaned at June 30, 2006 amounted to $41,681,309 which is 5.7% of net assets.
(b)		Bond is insured by one of these companies:

As a % of Total
Insurance Coverage	Investment Portfolio
Ambac Financial Group	0.1
Financial Security Assurance, Inc.	0.1
MBIA Corp.	1.4
XL Capital Assurance	0.3

(c)	At June 30, 2006, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(d)	Daily Assets Fund Institutional, an affiliated fund, is managed by Deutsche Asset Management, Inc. The rate shown is the annualized seven-day yield at period end.
(e)	Represents collateral held in connection with securities lending.
(f)	Cash Management QP Trust, an affiliated fund, is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

REIT: Real Estate Investment Trust

Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments. Some separate investments in the Federal National Mortgage Association and Federal Home Loan Mortgage Corp. issues which have similar coupon rates have been aggregated for presentation purposes in this investment portfolio.

At June 30, 2006, open futures contracts purchased were as follows:

Futures	Expiration Date	Contracts	Aggregated Face Value ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)

10 Year Japan Government Bond	9/8/2006	15	17,299,389	17,255,767	(43,622)
CAC40 Euro Index	7/21/2006	446	26,353,464	28,371,654	2,018,190
EOE Dutch Stock Index	7/21/2006	309	32,737,705	34,835,271	2,097,566
Hang Seng Stock Index	7/28/2006	338	34,491,259	35,506,908	1,015,649
S&P 500 Index	9/14/2006	11	3,457,200	3,518,350	61,150

Total net unrealized appreciation					5,148,933
At June 30, 2006, open futures contracts sold were as follows:
Futures	Expiration Date	Contracts	Aggregated Face Value ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)

10-Year US Treasury Note	9/20/2006	205	21,647,751	21,496,172	151,579
S&P 500 Index	9/14/2006	166	51,743,567	53,095,100	(1,351,533)

Total net unrealized depreciation					(1,199,954)

As of June 30, 2006, the Fund had the following open forward foreign currency:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)
USD	40,207,540	CAD	44,365,000	9/20/2006	(366,730)

Currency Abbreviations
CAD	Canadian Dollar
USD	United States Dollar

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Lifecycle Long Range Fund, a series of DWS Advisor Funds

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	August 21, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Lifecycle Long Range Fund, a series of DWS Advisor Funds

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	August 21, 2006

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                                   August 21, 2006